Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) AIRCRAFT	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) SEGMENT	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | SEGMENT					1
Outstanding letters of credit to be collateralized by amounts on deposit, classified as restricted cash	$ 3,000,000		$ 3,000,000		$ 3,000,000	$ 3,100,000
Asset impairment			111,786,000	$ 50,923,000	73,709,000	54,343,000	$ 171,824,000
Impairment loss held for sale	100,000				$ 73,700,000	50,600,000	62,100,000
Revenue recognition percentage					(9.80%)
Lease revenue	200,000	$ 29,500,000	$ 26,100,000	98,100,000	$ 123,000,000	$ 144,700,000	$ 158,400,000
Deferred revenue					$ 9,600,000
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]			Revenue from Contract with Customer, Excluding Assessed Tax		Revenue from Contract with Customer, Excluding Assessed Tax	Revenue from Contract with Customer, Excluding Assessed Tax	Revenue from Contract with Customer, Excluding Assessed Tax
Current and non-current deferred credit contract liability balances	0		$ 0		$ 4,100,000	$ 5,100,000
Recognized deferred credits within contract revenue	0	300,000	4,100,000	1,500,000	1,800,000	1,700,000	$ 900,000
Contract assets balances					6,100,000	8,800,000
Contract cost amortization					2,700,000	1,000,000	0
Amortization of heavy maintenance and major overhaul costs charged to depreciation and amortization expense	0	800,000	1,300,000	2,300,000	3,200,000	3,100,000	1,900,000
Deferred heavy maintenance balance, net of accumulated amortization	0		0		6,400,000	8,000,000
Engine overhaul expense	5,500,000	6,800,000	24,800,000	18,100,000	23,000,000	32,400,000	23,600,000
Engine overhaul pass-through expense	5,500,000	6,800,000	24,700,000	18,100,000	23,500,000	31,900,000	21,700,000
Insurance claim reimbursement net of engine overhaul expense					500,000
Airframe check expense	5,100,000	3,600,000	21,000,000	14,700,000	22,900,000	23,400,000	22,100,000
Airframe check pass-through expense	3,800,000	$ 2,100,000	17,800,000	9,100,000	16,300,000	16,900,000		$ 3,200,000
Impairment loss					0	0	10,500,000
Cash flow provided by operations			(43,346,000)	$ 19,596,000	34,244,000	(24,091,000)	13,362,000
Working capital deficit					113,200,000
Accumulated deficit	(314,467,000)		(314,467,000)		(162,134,000)	(71,119,000)
Cash and cash equivalents	42,472,000		42,472,000		15,621,000	32,940,000
Deferred revenue	$ 1,300,000		$ 3,700,000		11,400,000	3,000,000
Number of air craft leased from third parties | AIRCRAFT			0
E-175 Aircraft [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of aircraft sold | AIRCRAFT			18
Property and Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Asset impairment							$ 109,700,000
Long Lived Assets [Member]
Summary Of Significant Accounting Policies [Line Items]
Asset impairment					0	0
Aircraft [Member]
Summary Of Significant Accounting Policies [Line Items]
Allowance for obsolete expendable parts and supplies					$ 4,700,000	$ 4,100,000
Percentage of short term leases					7.00%
Aircraft and Rotable Spare Parts [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, salvage value, percentage					20.00%
Letter of Credit [Member]
Summary Of Significant Accounting Policies [Line Items]
Letter of credit facility, amount					$ 6,000,000